[EATONVANCE LOGO]

[GRAPHIC]

SEMIANNUAL REPORT JUNE 30, 2002


                                   EATON VANCE

                                     GREATER

                                      INDIA

                                      FUND

[GRAPHIC]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2002

INVESTMENT UPDATE

[GRAPHIC OF ZAHEER SITABKHAN]
ZAHEER SITABKHAN
PORTFOLIO MANAGER

INVESTMENT ENVIRONMENT

- Following a sharp decline in 2001, the India market managed a slight rebound in the first half of 2002, despite weak industrial output, domestic political uncertainties and continuing sectarian violence that dampened enthusiasm among investors. The Bombay Stock Exchange Index had a total return of 4.89% during the six months ended June 30, 2002.(1)

- India's Gross Domestic Product rose 5.7% in the quarter ended June 30. However, much of that rebound was consumer-driven, tied to last year's robust agricultural sector and masking the continuing listlessness in industrial production and lower demand for Indian exports.

- The Indian government has made some progress in its $2.5 billion privatization target for the current fiscal year ending March 2003, selling interests in some energy, food and engineering companies. In addition, the recent dismantling of fuel price controls is expected to pave the way for the sale of large government holdings in the oil sector.

THE FUND

Performance for the Past Six Months

- The Fund's Class A shares had a total return of 2.20% during the six months ended June 30, 2002.(2) This return resulted from an increase in net asset value per share (NAV) to $5.58 on June 30, 2002 from $5.46 on December 31, 2001.

- The Fund's Class B shares had a total return of 1.92% during the six months ended June 30, 2002.(2) This return resulted from an increase in net asset value per share (NAV) to $5.30 on June 30, 2002 from $5.20 on December 31, 2001.

     Recent Portfolio Developments

- Auto and auto parts companies were the Portfolio's largest sector weighting at June 30, 2002. While highly fragmented by product segment, India's auto sector continues to expand, targeting a widening number of market niches and achieving significant domestic growth.

- Beverages, energy, household products and foods were major Portfolio weightings. Many of these companies have defensive characteristics, less subject to export demand or economic fluctuations. They are, we believe, somewhat more attractive to investors in a weak economy.

     Selected Portfolio Investments

- Tata Engineering and Locomotive Co., a manufacturer of commercial vehicles and minibuses, has had a major success with the introduction of its "Indica," a popular economy passenger car. Elsewhere in the auto sector, Hero Honda Motors, Ltd. is India's largest producer of motorcycles, with a broad, fuel-efficient product range. Hero's "Splendor" model is the largest-selling motorcycle in the world.

- Hindustan Lever Ltd., India's leading personal care products manufacturer, remained a large holding at June 30. The company posted a 26% earnings growth in the first quarter of 2002, boosted by the sale of its seeds business. While the uncertain economy has dampened consumer demand, Lever has nonetheless enjoyed continued strong growth in its household products and skin care segments.

- Zee Telefilms Ltd. is a leading Indian cable and programming company. While advertising revenues from the company's broadcasting interests have understandably been impacted by a soft economy, Zee has upgraded its cable network and continues to enjoy impressive subscriber growth. Zee continues to expand its offerings of cable-based Internet service.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Fund Information
as of June 30, 2002

PERFORMANCE(3)                                          CLASS A   CLASS B
----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
----------------------------------------------------------------------------
One Year                                                -6.69%    -7.34%
Five Years                                              -5.74     -6.25
Life of Fund+                                           -6.90     -7.49

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
----------------------------------------------------------------------------
One Year                                               -11.99%   -11.98%
Five Years                                              -6.86     -6.63
Life of Fund+                                           -7.57     -7.49

+Inception date: 5/2/94

TEN LARGEST HOLDINGS(4)
----------------------------------------------------------------------------
Tata Engineering and Locomotive Co. Ltd.                            7.9%
Hindustan Lever Ltd.                                                6.0
United Breweries Ltd.                                               5.7
Tata Iron and Steel Co. Ltd.                                        5.0
Associated Cement Cos. Ltd.                                         4.9
Hero Honda Motors Ltd.                                              4.8
Zee Telefilms Ltd.                                                  4.7
Hindustan Petroleum Corp. Ltd.                                      4.4
Reliance Industries Ltd.                                            4.3
Indo Gulf Corp. Ltd.                                                4.3

(1) It is not possible to invest directly in an index. (2)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B shares. (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. SEC average annual returns for Class B shares reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year.
     (4)Based on market value. The ten largest holdings represent 52.0% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investment in South Asia Portfolio, at
   value
   (identified cost, $11,723,624)         $12,129,341
Receivable for Fund shares sold                 1,075
-----------------------------------------------------
TOTAL ASSETS                              $12,130,416
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $     3,449
Payable to affiliate for Trustees' fees           143
Accrued expenses                               11,832
-----------------------------------------------------
TOTAL LIABILITIES                         $    15,424
-----------------------------------------------------
NET ASSETS                                $12,114,992
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $17,966,805
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (5,524,377)
Accumulated net investment loss              (733,153)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                           405,717
-----------------------------------------------------
TOTAL                                     $12,114,992
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 2,978,719
SHARES OUTSTANDING                            534,124
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (NET ASSETS  DIVIDED BY SHARES OF
      BENEFICIAL INTEREST OUTSTANDING)    $      5.58
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 OF $5.58)       $      5.92
-----------------------------------------------------

Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 9,136,273
SHARES OUTSTANDING                          1,723,715
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (NET ASSETS  DIVIDED BY SHARES OF
      BENEFICIAL INTEREST OUTSTANDING)    $      5.30
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $19,668)             $    75,416
Interest allocated from Portfolio              20,443
Expenses allocated from Portfolio            (190,164)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (94,305)
-----------------------------------------------------

Expenses
-----------------------------------------------------
Management fee                            $    16,418
Trustees' fees and expenses                       181
Distribution and service fees
   Class A                                      8,005
   Class B                                     49,734
Transfer and dividend disbursing agent
   fees                                        23,414
Registration fees                              20,480
Legal and accounting services                   8,007
Custodian fee                                   7,987
Printing and postage                            2,600
Miscellaneous                                   2,284
-----------------------------------------------------
TOTAL EXPENSES                            $   139,110
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (233,415)
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (990,448)
   Foreign currency transactions              (18,988)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,009,436)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,510,320
   Foreign currency                             5,432
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,515,752
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   506,316
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   272,901
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
--------------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (233,415) $           (460,171)
   Net realized loss                            (1,009,436)           (3,887,174)
   Net change in unrealized appreciation
      (depreciation)                             1,515,752            (1,162,844)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        272,901  $         (5,510,189)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $        585,613  $          1,234,293
      Class B                                      148,912               330,152
   Cost of shares redeemed
      Class A                                     (542,930)           (2,040,766)
      Class B                                   (1,266,026)           (3,266,900)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (1,074,431) $         (3,743,221)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $       (801,530) $         (9,253,410)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $     12,916,522  $         22,169,932
--------------------------------------------------------------------------------
AT END OF PERIOD                          $     12,114,992  $         12,916,522
--------------------------------------------------------------------------------

Accumulated net investment loss included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                          $       (733,153) $           (499,738)
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS A
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       --------------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)        1998(1)
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 5.460           $ 7.390        $11.990        $ 5.780        $ 6.340
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.089)          $(0.149)       $(0.212)       $(0.165)       $(0.082)
Net realized and unrealized
   gain (loss)                          0.209            (1.781)        (4.388)         6.375         (0.478)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.120           $(1.930)       $(4.600)       $ 6.210        $(0.560)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 5.580           $ 5.460        $ 7.390        $11.990        $ 5.780
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          2.20%           (26.12)%       (38.36)%       107.44%         (8.83)%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 2,979           $ 2,889        $ 4,865        $11,640        $ 8,031
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           4.66%(4)          3.96%          2.98%          3.26%          3.18%
   Expenses after custodian
      fee reduction(3)                   4.66%(4)          3.90%          2.91%          3.24%          3.08%
   Net investment loss                  (3.15)%(4)        (2.44)%        (2.20)%        (2.07)%        (1.38)%
Portfolio Turnover of the
   Portfolio                               80%              141%           133%            80%            60%
--------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS B
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       --------------------------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)        1998(1)        1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 5.200           $ 7.140        $11.650        $ 5.660        $ 6.230      $ 5.910
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.100)          $(0.172)       $(0.255)       $(0.193)       $(0.110)     $(0.126)
Net realized and unrealized
   gain (loss)                          0.200            (1.768)        (4.255)         6.183         (0.460)       0.446
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.100           $(1.940)       $(4.510)       $ 5.990        $(0.570)     $ 0.320
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 5.300           $ 5.200        $ 7.140        $11.650        $ 5.660      $ 6.230
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          1.92%           (27.17)%       (38.71)%       105.83%         (9.15)%       5.42%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 9,136           $10,028        $17,305        $34,671        $43,063      $68,812
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           5.13%(4)          4.46%          3.50%          3.69%          3.69%        3.08%
   Expenses after custodian
      fee reduction(3)                   5.13%(4)          4.40%          3.43%          3.67%          3.59%        3.05%
   Net investment loss                  (3.68)%(4)        (2.96)%        (2.73)%        (2.55)%        (1.87)%      (1.67)%
Portfolio Turnover of the
   Portfolio                               80%              141%           133%            80%            60%          48%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (94.7% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes had a capital loss carryover of $3,915,861 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $57,955 and $3,857,906 will expire on December 31, 2006, and December 31, 2009, respectively. At December 31, 2001, net currency losses of $17,427 are treated as arising on the first day of the Fund's next taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended June 30, 2002, the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $16,418. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $78 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002        YEAR ENDED
    CLASS A                                     (UNAUDITED)     DECEMBER 31, 2001
    ------------------------------------------------------------------------------
    Sales                                            100,032            205,652
    Redemptions                                      (95,318)          (334,141)
    ------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            4,714           (128,489)
    ------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002        YEAR ENDED
    CLASS B                                     (UNAUDITED)     DECEMBER 31, 2001
    ------------------------------------------------------------------------------
    Sales                                             27,198             62,051
    Redemptions                                     (230,879)          (556,685)
    ------------------------------------------------------------------------------
    NET DECREASE                                    (203,681)          (494,634)
    ------------------------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended June 30, 2002 the Fund received $0.46 in redemption fees on Class A shares.

4 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

5 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2002, increases and decreases in the Fund's investment in the Portfolio aggregated $733,969 and $2,033,597, respectively.

6 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the amount received by the Fund for each Class B share sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See Note 7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. At June 30, 2002, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,695,000. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

   Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $5,049 and $37,282 for Class A and Class B shares, respectively, to or payable to EVD for the six months ended June 30, 2002, representing 0.32% and 0.75% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended June 30, 2002, service fees amounted to $2,956, and $12,452 for Class A and Class B shares, representing 0.18% and 0.25% (annualized) of average daily net assets attributable to Class A shares and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended June 30, 2002, EVD received approximately $10,000 CDSC paid by Class B shareholders.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 85.1%
INDIA -- 85.1%

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Auto and Parts -- 12.7%
---------------------------------------------------------------
Hero Honda Motors Ltd.                      96,801  $   610,999
A joint venture between the Hero group
(Munjal family) and Honda Motors, Japan,
Hero Honda is the market leader in
motorcycles with 48% market share and is
the pioneer in fuel efficient bikes.
Tata Engineering and Locomotive Co.
Ltd.(1)                                    318,021    1,010,495
A major commercial vehicle manufacturer
in India, its products include cars and
utility vehicles.
---------------------------------------------------------------
                                                    $ 1,621,494
---------------------------------------------------------------
Banking and Finance -- 3.6%
---------------------------------------------------------------
HDFC Bank Ltd.                             111,000  $   457,994
One of the fastest growing private
sector banks in India.
---------------------------------------------------------------
                                                    $   457,994
---------------------------------------------------------------
Beverages -- 8.9%
---------------------------------------------------------------
Tata Tea Ltd.                               97,000  $   417,501
The largest integrated tea company in
the world, Tata Tea is second only to
Unilever in the branded tea market after
its acquitistion of the Tetley Group,
which enjoys a 20% share of Indian
packaged tea market and has a
substantial presence in the coffee
business through its subsidiary
Consolidated Coffee.
United Breweries Ltd.(2)                   235,950      729,195
India's dominant beer & spirits
producer & distributor.
---------------------------------------------------------------
                                                    $ 1,146,696
---------------------------------------------------------------
Cement -- 4.9%
---------------------------------------------------------------
Associated Cement Cos. Ltd.                193,500  $   629,291
One of the largest cement producers in
India, with an installed capacity
aggregating 15mn tons.
---------------------------------------------------------------
                                                    $   629,291
---------------------------------------------------------------
Computer Software -- 3.0%
---------------------------------------------------------------
Infosys Technologies Ltd.(1)                 5,800  $   389,939
India's dominant software services
provider.
---------------------------------------------------------------
                                                    $   389,939
---------------------------------------------------------------
Diversified Industry -- 4.3%
---------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)(2)(3)        500  $         0
Has business interests in the
manufacturing of synthetic yarns and the
export of processed foods.
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Diversified Industry (continued)
---------------------------------------------------------------
Indo Gulf Corp. Ltd.                       466,100      548,521
The company has successfully transformed
from a fertilizer company into India's
leading copper producer with its copper
business contributing 80% of total
revenues and 89% of operating profits
in 2001.
---------------------------------------------------------------
                                                    $   548,521
---------------------------------------------------------------
Drugs -- 3.9%
---------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.               26,000  $   503,211
Emerging as a leading pharmaceutical
company in India.
---------------------------------------------------------------
                                                    $   503,211
---------------------------------------------------------------
Energy -- 8.4%
---------------------------------------------------------------
Bharat Petroleum Corp. Ltd.                 92,000  $   502,837
A public sector undertaking which
refines and markets petroleum products
in India. The company has around 4,500
retail outlets (petrol stations)
throughout the country and has a
domestic market share of 20% in the
marketing of petroleum products.
Hindustan Petroleum Corp. Ltd.             104,800      568,721
One of India's three premier R&M
(refinery & marketing) companies, the
company refines crude oil into
constituent fuel proudcts at its two
refineries in Mumbai & Vishakhpatnam. It
has an installed capacity of 13 mmtpa
and a domestic market share of 20%.
---------------------------------------------------------------
                                                    $ 1,071,558
---------------------------------------------------------------
Engineering -- 2.4%
---------------------------------------------------------------
Siemens India Ltd.                          48,800  $   313,764
The company manufactures diversified
products for energy, industry,
healthcare (a supplier of high-tech
medical electronics), transportation and
the component segments. It also has
joint ventures which supply equipment in
the fields of telecommunication and
information technology.
---------------------------------------------------------------
                                                    $   313,764
---------------------------------------------------------------
Foods -- 5.5%
---------------------------------------------------------------
Balrampur Chini Mills Ltd.                 117,685  $   313,361
The company is engaged in the
manufacturing and marketing of sugar,
alcohol, and bio-fertilizers. It
possesses an aggregate cane crushing
capacity of 25000 tcd (tons crushed per
day) across three different locations.
Nestle India Ltd.                           37,450      394,658
One of the largest food companies in
India and a 54% subsidiary of Nestle SA,
it has a wide range of products in the
food and beverage industry with some of
the the best-known brands globally, such
as Nescafe, Maggi, Kitkat, Polo and
Milo. Nestle is the market leader in
most of its product categories.
---------------------------------------------------------------
                                                    $   708,019
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Household Products -- 6.0%
---------------------------------------------------------------
Hindustan Lever Ltd.                       194,000  $   767,702
The largest consumer company in Asia and
51% owned by the Unilever Group, the
company has a diversified product
portfolio which includes fabric wash,
personal wash, personal products, tea,
coffee, staple foods and exports.
---------------------------------------------------------------
                                                    $   767,702
---------------------------------------------------------------
Media -- 4.7%
---------------------------------------------------------------
Zee Telefilms Ltd.                         234,000  $   607,030
The company operates in television media
(content and access) and education
businesses, with a bouquet of 19
channels spanning across 8 languages &
10 genres. It has an extensive library
of television content and movie titles.
In the access business, Zee owns India's
largest cable distributor through its
wholly owned subsidiary, Siticable.
---------------------------------------------------------------
                                                    $   607,030
---------------------------------------------------------------
Metals - Industrial -- 5.0%
---------------------------------------------------------------
Tata Iron and Steel Co. Ltd.               223,000  $   641,251
The largest integrated private sector
steel player in the country with an
annual production capacity of 3.5mn
tons.
---------------------------------------------------------------
                                                    $   641,251
---------------------------------------------------------------
Petrochemicals -- 4.3%
---------------------------------------------------------------
Reliance Industries Ltd.                   100,000  $   551,576
The 4th largest petrochemicals / energy
company in Asia, with respectable global
rankings in each of its major
businesses. The group enjoys the
distinction of operating
fully-integrated production facilities,
from oil to textile.
---------------------------------------------------------------
                                                    $   551,576
---------------------------------------------------------------
Power Converters/Power Supply Equipment -- 3.2%
---------------------------------------------------------------
Bharat Heavy Electricals Ltd.              112,000  $   407,106
A dominant player in the domestic power
plant equipment and electrical
engineering industry, BHEL supplies
power plant equipment to central
utilities, state electricity boards &
independent power producers (IPPs) and
undertakes turnkey projects. It also
supplies equipment like turbines,
generators and boilers.
---------------------------------------------------------------
                                                    $   407,106
---------------------------------------------------------------
Property -- 0.0%
---------------------------------------------------------------
Gesco Corp. Ltd.(1)(2)                           2  $         1
Engaged in real estate & property
development.
Division of GE shipping.
---------------------------------------------------------------
                                                    $         1
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Telecommunications Services -- 4.3%
---------------------------------------------------------------
Mahanagar Telephone Nigam Ltd.             187,300  $   545,685
The premier basic service provider in
Delhi & Mumbai, the company launched its
GSM-based cellular services in the two
metros in February 2001. The govt. of
India holds 56% stake in the company.
---------------------------------------------------------------
                                                    $   545,685
---------------------------------------------------------------
Transportation -- 0.0%
---------------------------------------------------------------
Great Eastern Shipping Co. Ltd.                 90  $        73
The largest private sector shipping
company in India.
---------------------------------------------------------------
                                                    $        73
---------------------------------------------------------------
Total Common Stocks
   (identified cost $10,808,262)                    $10,910,911
---------------------------------------------------------------
Total India
   (identified cost $10,808,262)                    $10,910,911
---------------------------------------------------------------
Total Investments -- 85.1%
   (identified cost $10,808,262)                    $10,910,911
---------------------------------------------------------------
Other Assets, Less Liabilities -- 14.9%             $ 1,903,070
---------------------------------------------------------------
Net Assets -- 100.0%                                $12,813,981
---------------------------------------------------------------

 (1)  Non-income producing security.
 (2) The above securities held by the Portfolio, on June 30, 2002 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At June 30, 2002, the aggregate value of these securities amounted to $729,196 representing 5.7% of the Portfolio's net assets. (Note 5)
 (3)  Price by adviser.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                 PERCENTAGE
                                                                 OF NET
  COMPANY                                   INDUSTRY SECTOR      ASSETS      VALUE
  -------------------------------------------------------------------------------------
  Tata Engineering and Locomotive Co. Ltd.  Auto and Parts           7.9%    $1,010,495
  Hindustan Lever Ltd.                      Household Products       6.0        767,702
  United Breweries Ltd.                     Beverages                5.7        729,195
  Tata Iron and Steel Co. Ltd.              Metals - Industrial      5.0        641,251
  Associated Cement Cos. Ltd.               Cement                   4.9        629,291
  Hero Honda Motors Ltd.                    Auto and Parts           4.8        610,999
  Zee Telefilms Ltd.                        Media                    4.7        607,030
  Hindustan Petroleum Corp. Ltd.            Energy                   4.4        568,721
  Reliance Industries Ltd.                  Petrochemicals           4.3        551,576
  Indo Gulf Corp. Ltd.                      Diversified
                                              Industry               4.3        548,521

INDUSTRY CONCENTRATION -- BELOW ARE THE
TOP TEN INDUSTRY SECTORS REPRESENTED IN THE
PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                          PERCENTAGE
                                          OF NET
COMPANY                                   ASSETS      VALUE
----------------------------------------------------------------
Auto and Parts                                12.7%   $1,621,494
Beverages                                      8.9     1,146,696
Energy                                         8.4     1,071,558
Household Products                             6.0       767,702
Foods                                          5.5       708,019
Metals - Industrial                            5.0       641,251
Cement                                         4.9       629,291
Media                                          4.7       607,030
Petrochemicals                                 4.3       551,576
Diversified Industry                           4.3       548,521

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $10,808,262)                           $10,910,911
Cash                                        1,344,120
Foreign currency, at value (identified
   cost, $948,387)                            950,025
Interest and dividends receivable              27,929
Prepaid expenses                                   49
-----------------------------------------------------
TOTAL ASSETS                              $13,233,034
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   378,862
Payable to affiliate for Trustees' fees           165
Accrued expenses                               40,026
-----------------------------------------------------
TOTAL LIABILITIES                         $   419,053
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $12,813,981
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $12,709,672
Net unrealized appreciation (computed on
   the basis of identified cost)              104,309
-----------------------------------------------------
TOTAL                                     $12,813,981
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $20,758)                               $    79,562
Interest                                       21,552
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   101,114
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    52,451
Administration fee                             17,338
Trustees' fees and expenses                     2,685
Custodian fee                                  93,339
Legal and accounting services                  30,996
Miscellaneous                                   3,531
-----------------------------------------------------
TOTAL EXPENSES                            $   200,340
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (99,226)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,037,681)
   Foreign currency transactions              (19,961)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,057,642)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,578,542
   Foreign currency                             5,691
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,584,233
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   526,591
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   427,365
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
--------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (99,226) $           (173,717)
   Net realized loss                            (1,057,642)           (4,052,940)
   Net change in unrealized appreciation
      (depreciation)                             1,584,233            (1,232,072)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        427,365  $         (5,458,729)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $        798,666  $          1,603,085
   Withdrawals                                  (2,062,085)           (5,730,327)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     (1,263,419) $         (4,127,242)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $       (836,054) $         (9,585,971)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $     13,650,035  $         23,236,006
--------------------------------------------------------------------------------
AT END OF PERIOD                          $     12,813,981  $         13,650,035
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       --------------------------------------------------------
                                  (UNAUDITED)           2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              2.89%(1)        2.52%       1.82%       2.09%       1.97%       1.61%
   Expenses after custodian
      fee reduction                      2.89%(1)        2.46%       1.75%       2.07%       1.87%       1.58%
   Net investment loss                  (1.43)%(1)      (1.02)%     (1.04)%     (0.94)%     (0.16)%     (0.20)%
Portfolio Turnover                         80%            141%        133%         80%         60%         48%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          3.06%         (25.70)%      0.00%       0.00%       0.00%       0.00%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $12,814         $13,650     $23,236     $48,278     $52,734     $84,175
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2002, the Portfolio did not make any payments pursuant to such requirement.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period for such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of June 30, 2002, the Portfolio had no reserve related to capital gains.

 C Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.
 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2002, the adviser fee was 0.75% of average daily net assets and amounted to $52,451. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2002, the administration fee was 0.25% of average net assets and amounted to $17,338. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2002, purchases and sales of investments, other than short-term obligations, aggregated $9,366,938 and $11,562,413 respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $10,808,262
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,392,359
    Gross unrealized depreciation              (1,289,710)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   102,649
    -----------------------------------------------------

   The appreciation on currency is $1,638.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Risks Associated with Foreign Investments
-------------------------------------------

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE GREATER INDIA FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Duke Laflamme
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President and
Portfolio Manager

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Investment Adviser of South Asia Portfolio
Lloyd George Investment Management
(Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong

Sponsor and Manager of Eaton Vance Greater India Fund and Administrator of South Asia Portfolio
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

Eaton Vance Greater India Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

            This report must be preceded or accompanied by a current
        prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

142-8/02                                                                  GISRC